Related Party Transactions	6 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

The table below sets forth the related parties and their relationships with the Company as of December 31, 2023:

Name of related parties	Relationship with the Company
Jian Chen	Founder and shareholder

	December 31, 2023	June 30, 2023
	(Unaudited)
Amounts due to related parties, current*
Jian Chen	$413,324	$405,138

*	The balances mainly represent expenses paid on behalf of the Company for daily operations.